BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Cost [Line Items]
Accounts receivable, valuation allowance	$ 246,000	$ 246,000
Inventory, valuation allowance	83,000	155,000
Depreciation method used for property and equipment	straight-line method
Amortization period for finite-lived intangible assets	two to nine years
Other assets
Deferred Cost [Line Items]
Deferred financing costs net of amortization	$ 107,000	$ 90,000
Minimum
Deferred Cost [Line Items]
Amortization period for deferred costs	1 year
Maximum
Deferred Cost [Line Items]
Amortization period for deferred costs	5 years